FAIR VALUE GAINS (LOSSES), NET (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of fair value measurement of assets [abstract]
Schedule of Fair Value Gain (Losses), Net
The components of fair value gains (losses), net, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Commercial properties	$120	$4	$145	$(276)
Commercial developments	24	(9)	78	42
Incentive fees(1)	—	(19)	2	(19)
Financial instruments and other	(88)	71	(102)	190
Total fair value gains (losses), net	$56	$47	$123	$(63)
(1) Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.